INVENTORIES	12 Months Ended
Dec. 31, 2017
INVENTORIES [Abstract]
INVENTORIES
7.	INVENTORIES

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Medicine	1,101	4,103	631
Medical equipment	47	104	16
Low-value consumables	4,775	2,077	319
	5,923	6,284	966